MARKETABLE SECURITIES - Schedule of movement in marketable securities (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 28, 2021	Aug. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Beginning Balance		$ 24,354	$ 0
Additions - cost			21,153
Proceeds from disposals		(31,905)
Gain on disposals	$ 21,610	22,504
Unrealized gain	11,997	28,247	3,201
Ending Balance	$ 43,200	$ 43,200	$ 24,354